Litigation	12 Months Ended
Dec. 31, 2013
Litigation [Abstract]
Litigation

8 - LITIGATION

We may become involved in litigation from time to time in the ordinary course of business. At December 31, 2013, to the best of our knowledge, no such litigation exists or is threatened.